SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2023	$ 60,331	$ 60,330
Year One	69,864	80,313
Year Two	38,136	66,254
Year Three	38,136	38,136
Year Four		38,136
Year Five		9,534
Thereafter	12,712
Total	219,179	232,373
Less: amount representing interest	(37,820)	(35,793)
Total	$ 181,359	$ 196,580